5. Hybrid Debt Instrument (Details March 2016) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Company stock price	$ 10.23	$ 16.83
Hybrid Debt Instrument [Member]
Expected volatility	115.00%	105.00%
Risk-free interest rate	0.52%	0.65%